Issued Capital, Equity Compensation, and Warrants - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	41	9
Number of shares granted	87	73
Number of shares converted into common shares		(41)
Number of shares outstanding balance	128	41